Funds from securities issued (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Instruments Issued Brazil [Abstract]
Real estate credit notes		R$ 25,381,719	R$ 27,020,911
Agribusiness notes		13,108,595	10,973,682
Financial bills		104,005,236	93,570,141
Letters of credit property guaranteed	[1]	476,332
Subtotal		142,971,882	131,564,734
Securities - Overseas:
Euronotes	[2]	1,270,409	634,549
Securities issued through securitization - (item (b))		3,130,111	2,606,322
Subtotal		4,400,520	3,240,871
Structured Operations Certificates		656,616	368,485
Total		R$ 148,029,018	R$ 135,174,090	R$ 151,101,938

[1]	Funding is secured by the Real Estate Credit Portfolio, for the amount of R$549,665 thousand, which meets all Central Bank (BACEN) Resolution No. 4,598/17 requirements: 115.38% sufficiency (including fiduciary agent remuneration), liquidity; the asset portfolio's weighted average tenor being 309 months, issuing LIGs (secured real estate notes or 'covered bonds') with tenor 35 months, none due within 180 days, receivables corresponding to 0.05% of total assets and 61.46% of the properties' guarantee amount. The credit portfolio's guarantor assets are mostly rated AA and A (66% and 23% respectively). In addition, the LIG Issue and the asset portfolio management policy, as required by Article 11 of BACEN Resolution No. 4,598/17, are located at the following address https://banco.bradesco/html/prime/produtos-servicos/investimentos/letra-imobiliaria-garantida.shtm;
[2]	Issuance of securities in the foreign market to fund customers' foreign exchange operations, export pre-financing, import financing and working capital financing, substantially in the medium and long terms.